Offsets	Sep. 03, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ING Groep N.V.
Form or Filing Type	F-3
File Number	333-266516
Initial Filing Date	Aug. 04, 2022
Fee Offset Claimed	$ 228,272.10
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	10,500,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 10,500,000,000.00
Termination / Withdrawal Statement	ING Groep N.V. previously filed a registration statement on Form F-3 (File No. 333-248407), initially filed on August 25, 2020 and declared effective on September 4, 2020 (the "2020 Registration Statement"), for which ING Groep N.V. paid an aggregate registration fee of $1,557,600 to register $12,000,000,000 maximum aggregate offering price of unallocated securities. ING Groep N.V. subsequently filed a registration statement on Form F-3 (File No. 333-266516), initially filed on August 4, 2022, amended by Pre-Effective Amendment No. 1 filed on August 18, 2022 and declared effective on August 19, 2022 (the "2022 Registration Statement"), for which ING Groep N.V. paid an aggregate registration fee of $1,854,000 to register $20,000,000,000 maximum aggregate offering price of unallocated securities, which included an available fee offset of $486,750 that was previously paid with respect to a portion of the unsold securities that were previously registered on the 2020 Registration Statement pursuant to Rule 457(p) under the Securities Act and $3,750,000,000 in maximum aggregate offering price of such unsold securities pursuant to Rule 415(a)(6) under the Securities Act. The 2022 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $10,500,000,000 of unallocated securities. This unused amount results in an available fee offset of $973,350 (the "Remaining Fee Offset"). Pursuant to Rule 457(p) under the Securities Act, the Remaining Fee Offset that has already been paid and remains unused is being applied to the filing fees payable in connection with this prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ING Groep N.V.
Form or Filing Type	F-3
File Number	333-266516
Filing Date	Aug. 04, 2022
Fee Paid with Fee Offset Source	$ 228,272.10